FAIR VALUE - Transfers between levels 2 and 3 (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
FAIR VALUE
Assets, Transfer from level 2 to Level 3	$ 0	$ 0
Assets, Transfer from level 3 to Level 2	0	0
Liabilities, Transfer from level 2 to Level 3	0	0
Liabilities, Transfer from level 3 to Level 2	$ 0	$ 0